Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 78.4% of Net Assets

Non-Convertible Bonds — 75.7%
	Aerospace & Defense — 1.2%
$520,000	ATI, Inc., 5.875%, 6/15/2033	$527,224
645,000	TransDigm, Inc., 4.625%, 1/15/2029	634,732
680,000	TransDigm, Inc., 6.250%, 1/31/2034(a)	693,869
160,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	161,521
1,011,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,021,130
		3,038,476
	Automotive — 3.2%
190,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	184,329
1,440,000	Dorman Products, Inc., 6.250%, 6/15/2034(a)	1,456,546
1,246,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,244,972
690,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(a)	688,418
480,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(a)	472,247
898,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(a)	836,341
1,736,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	1,721,462
325,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	319,736
1,091,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	1,097,895
191,000	ZF North America Capital, Inc., 7.500%, 3/24/2031(a)	192,288
		8,214,234
	Banking — 0.8%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	348,148
1,572,000	Synchrony Financial, 7.250%, 2/02/2033	1,638,671
		1,986,819
	Brokerage — 0.8%
650,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	668,438
82,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	84,784
613,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	614,048
611,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(a)	613,257
		1,980,527
	Building Materials — 0.8%
515,000	Core & Main LP, 6.000%, 7/01/2034(a)	517,422
866,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	884,339
701,000	QXO Building Products, Inc., 6.500%, 7/15/2031(a)	714,439
		2,116,200
	Cable Satellite — 8.6%
266,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(a)	247,258
3,672,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	3,481,611
775,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	765,291
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(a)	782,613
795,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	794,198
1,198,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	750,966
4,334,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,004,946
3,075,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	1,983,215
1,498,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,522,746
167,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	169,963
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$2,300,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	$2,386,722
1,725,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,706,655
235,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	227,656
1,461,000	DISH DBS Corp., 7.750%, 7/01/2026	1,461,000
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	313,403
4,153,111	EchoStar Corp., 10.750%, 11/30/2029	4,487,933
		22,086,176
	Chemicals — 3.6%
1,814,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	1,744,488
673,000	Ashland, Inc., 3.375%, 9/01/2031(a)	626,317
1,242,000	Chemours Co., 5.750%, 11/15/2028(a)	1,240,996
3,798,000	Hercules LLC, 6.500%, 6/30/2029	3,823,143
580,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(a)	578,907
1,313,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(a)	1,287,421
		9,301,272
	Construction Machinery — 0.6%
100,000	United Rentals North America, Inc., 3.750%, 1/15/2032	92,674
1,485,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,403,101
		1,495,775
	Consumer Cyclical Services — 0.6%
1,652,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,555,382
65,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	65,358
		1,620,740
	Diversified Manufacturing — 0.8%
270,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	258,892
1,488,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,391,348
335,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	325,829
		1,976,069
	Electric — 0.7%
1,919,000	Talen Energy Supply LLC, 6.125%, 5/01/2031(a)	1,919,037
	Environmental — 0.3%
130,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	129,299
105,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	106,483
275,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	267,315
130,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	133,741
		636,838
	Finance Companies — 2.2%
770,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.685%, 1/15/2067(a)(c)	470,131
1,560,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	1,602,789
882,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	914,830
280,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	273,061
260,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	264,470
1,170,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,209,663
928,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	958,977
		5,693,921
	Financial Other — 0.7%
854,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(a)	724,320

Principal Amount	Description	Value (†)

	Financial Other — continued
$894,000	Burford Capital Global Finance LLC, 8.500%, 1/15/2034(a)	$783,591
207,000	Burford Capital Global Finance LLC, 9.250%, 7/01/2031(a)	201,541
170,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	168,020
125,913	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(d)	2,091
216,322	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(d)	3,786
261,054	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(d)	3,916
382,781	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(d)	5,263
360,230	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(d)	4,809
86,129	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(d)	1,507
8,905	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	123
		1,898,967
	Food & Beverage — 1.3%
319,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	298,651
100,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	95,892
1,588,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,493,155
260,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	252,373
1,136,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(a)	1,148,276
		3,288,347
	Gaming — 0.6%
1,444,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,485,377
	Health Care REITs — 0.2%
595,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(a)	609,155
	Health Insurance — 2.5%
3,969,000	Centene Corp., 3.375%, 2/15/2030	3,699,045
210,000	Centene Corp., 4.625%, 12/15/2029	203,709
640,000	Humana, Inc., (fixed rate to 6/15/2031, variable rate thereafter), 6.625%, 9/15/2056	638,077
1,165,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	1,086,419
779,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	792,473
		6,419,723
	Healthcare — 1.6%
245,000	Accendra Health, Inc., 6.625%, 4/01/2030(a)	144,550
320,000	DaVita, Inc., 4.625%, 6/01/2030(a)	310,002
745,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	714,730
1,063,000	LifePoint Health, Inc., 7.000%, 5/01/2034(a)	1,018,845
649,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	677,296
1,240,000	TEAM Services Holding, Inc., 9.000%, 2/15/2033(a)	1,254,991
		4,120,414
	Home Construction — 1.9%
836,000	Mattamy Group Corp., 6.000%, 12/15/2033(a)	802,481
913,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	914,098
3,160,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	3,252,108
		4,968,687
Principal Amount	Description	Value (†)

	Independent Energy — 3.8%
$395,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	$396,668
2,257,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,290,417
100,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	99,399
1,013,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	1,021,168
1,618,000	Crescent Energy Finance LLC, 7.875%, 4/15/2032(a)	1,638,282
876,000	Matador Resources Co., 6.250%, 4/15/2033(a)	872,810
1,182,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,217,460
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	154
477,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	497,309
27,000	SM Energy Co., 6.750%, 8/01/2029(a)	27,492
420,000	SM Energy Co., 8.625%, 11/01/2030(a)	441,091
1,315,000	SM Energy Co., 8.750%, 7/01/2031(a)	1,373,564
		9,875,814
	Industrial Other — 1.3%
585,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	575,400
640,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	663,982
690,000	Granite Construction, Inc., 6.375%, 6/15/2034(a)	701,628
1,288,000	TopBuild Corp., 5.625%, 1/31/2034(a)	1,300,532
		3,241,542
	Leisure — 0.8%
1,756,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	1,480,510
612,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(a)	632,773
		2,113,283
	Life Insurance — 0.8%
1,960,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,984,696
	Lodging — 2.5%
995,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	910,696
175,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	165,366
305,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	302,385
900,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	913,375
1,402,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,357,496
547,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	541,344
1,150,000	Travel & Leisure Co., 6.250%, 6/01/2031(a)	1,157,020
975,000	Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033(a)	962,286
		6,309,968
	Media Entertainment — 3.1%
924,000	Discovery Communications LLC, 3.625%, 5/15/2030	859,317
784,000	Discovery Communications LLC, 6.350%, 6/01/2040	650,720
1,443,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	1,294,876
540,000	Discovery Global Holdings, Inc., 5.050%, 3/15/2042	395,588
1,167,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	1,104,597
375,250	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	364,124
745,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	779,353
509,000	Paramount Global, 4.950%, 1/15/2031	473,135
353,000	Paramount Global, 7.875%, 7/30/2030	370,742
1,895,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,619,230
		7,911,682
	Metals & Mining — 2.8%
60,000	Commercial Metals Co., 3.875%, 2/15/2031	56,218

Principal Amount	Description	Value (†)

	Metals & Mining — continued
$1,001,000	Commercial Metals Co., 4.125%, 1/15/2030	$970,073
820,000	Commercial Metals Co., 4.375%, 3/15/2032	774,290
276,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	274,370
390,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	388,990
710,000	Compass Minerals International, Inc., 8.000%, 7/01/2030(a)	748,765
434,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	412,911
570,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	364,344
742,000	Hybar LLC, 7.375%, 7/01/2034(a)	745,601
1,045,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	1,078,913
650,000	Novelis Corp., 4.750%, 1/30/2030(a)	628,772
746,000	WS Escrow LLC, 7.750%, 6/01/2033(a)	766,006
		7,209,253
	Midstream — 5.9%
1,374,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(a)	1,356,818
1,655,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,624,473
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	261,335
1,268,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.875%, 6/01/2034(a)	1,262,022
1,134,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,203,803
1,315,000	Sunoco LP, 5.375%, 7/15/2031(a)	1,297,095
806,000	Sunoco LP, 5.625%, 3/15/2031(a)	800,121
339,000	Sunoco LP, 7.250%, 5/01/2032(a)	351,649
1,158,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(b)	1,130,573
171,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	174,960
1,798,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,873,484
88,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	91,676
1,205,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	1,277,657
1,572,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	1,725,290
635,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	712,135
		15,143,091
	Non-Agency Commercial Mortgage-Backed Securities — 0.1%
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.710%, 6/10/2047(a)(c)(f)	55,029
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.422%, 10/15/2030(a)(c)(f)	36,820
179,770	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(c)	107,855
		199,704
	Oil Field Services — 2.5%
603,000	Oceaneering International, Inc., 6.000%, 2/01/2028	611,632
249,000	Oceaneering International, Inc., 6.000%, 2/01/2028	252,564
1,060,000	Oceaneering International, Inc., 6.875%, 7/15/2034(a)	1,076,712
882,000	Solaris Energy Infrastructure LLC, 6.375%, 5/15/2031(a)	891,841
357,000	Transocean International Ltd., 8.750%, 2/15/2030(a)	370,961
Principal Amount	Description	Value (†)

	Oil Field Services — continued
$1,803,000	WBI Operating LLC, 6.250%, 10/15/2030(a)	$1,813,025
1,474,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	1,503,916
		6,520,651
	Packaging — 1.4%
640,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	612,846
3,008,000	Ball Corp., 5.500%, 9/15/2033	3,026,601
		3,639,447
	Pharmaceuticals — 1.8%
1,831,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,693,016
499,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	508,141
3,132,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,417,510
		4,618,667
	Property & Casualty Insurance — 4.1%
1,508,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	1,376,071
114,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	113,687
987,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,003,047
3,177,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,212,795
2,295,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,304,944
1,382,000	CRC Insurance Group LLC, 7.125%, 6/01/2031(a)	1,377,593
609,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/2032(a)	545,895
1,045,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	668,048
		10,602,080
	Refining — 0.8%
1,060,000	CVR Energy, Inc., 7.875%, 2/15/2034(a)	1,048,676
936,000	PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/2030(a)	1,000,759
		2,049,435
	Restaurants — 1.9%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	235,427
360,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	353,234
1,160,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,095,097
1,779,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,758,795
575,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	583,628
952,000	Yum! Brands, Inc., 3.625%, 3/15/2031	886,053
		4,912,234
	Retailers — 2.1%
1,935,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,905,376
440,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	455,401
95,000	Michaels Cos., Inc., 8.500%, 3/15/2033(a)	94,097
570,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	533,156

Principal Amount	Description	Value (†)

	Retailers — continued
$1,869,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	$1,869,407
608,000	Wayfair LLC, 7.750%, 9/15/2030(a)	639,155
		5,496,592
	Technology — 7.0%
731,000	CACI International, Inc., 6.375%, 6/15/2033(a)	741,395
495,000	ELK Grove Village Property LLC, 7.500%, 6/15/2031(a)	498,344
45,000	Entegris, Inc., 3.625%, 5/01/2029(a)	43,023
308,000	Entegris, Inc., 4.375%, 4/15/2028(a)	303,666
1,285,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,265,376
915,000	Fair Isaac Corp., 6.250%, 9/15/2034(a)	901,256
798,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	820,521
518,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	398,667
1,850,000	Ingram Micro, Inc., 4.750%, 5/15/2029(a)	1,816,900
347,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	346,544
1,892,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,929,505
1,191,000	Open Text Corp., 3.875%, 12/01/2029(a)	1,095,058
1,530,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,401,559
120,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	105,346
1,345,000	PR RNO Property Owner 1 LLC, 6.500%, 5/01/2031(a)	1,343,059
932,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(a)	983,684
1,160,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	1,142,467
368,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(a)	358,130
175,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(a)	166,469
95,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	96,955
820,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030	834,565
30,600	Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/01/2032(a)	33,776
674,000	UKG, Inc., 6.875%, 2/01/2031(a)	654,777
675,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	634,560
		17,915,602
	Total Non-Convertible Bonds (Identified Cost $199,402,594)	194,600,495

Convertible Bonds — 2.7%
	Cable Satellite — 0.2%
108,126	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	337,623
50,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	57,225
		394,848
	Consumer Cyclical Services — 0.3%
104,000	Compass, Inc., 0.250%, 4/15/2031(a)	112,944
158,000	DoorDash, Inc., Zero Coupon, 5/15/2030	155,630
141,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	137,898
355,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	424,580
		831,052
	Consumer Products — 0.1%
165,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	171,550
Principal Amount	Description	Value (†)

	Diversified Manufacturing — 0.1%
$60,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(a)	$65,570
50,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	91,425
82,000	Itron, Inc., 1.375%, 7/15/2030	81,667
		238,662
	Electric — 0.2%
109,000	Evergy, Inc., 4.500%, 12/15/2027	155,042
178,000	FirstEnergy Corp., 3.875%, 1/15/2031	197,616
123,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	146,565
		499,223
	Environmental — 0.0%
96,000	Tetra Tech, Inc., 2.250%, 8/15/2028	100,848
	Financial Other — 0.2%
241,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	265,823
74,870	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	187
93,592	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	234
149,742	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	375
149,742	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	374
187,178	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	468
187,178	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	468
353,123	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	883
740,290	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	12,955
435,268	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	48,968
321,645	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	51,463
		382,198
	Food & Beverage — 0.0%
103,000	Post Holdings, Inc., 2.500%, 8/15/2027	106,605
	Industrial Other — 0.1%
90,000	Fluor Corp., 1.125%, 8/15/2029	119,070
79,000	Granite Construction, Inc., 3.250%, 6/15/2030	165,268
		284,338
	Leisure — 0.0%
58,000	NCL Corp. Ltd., 0.875%, 4/15/2030	64,598
	Metals & Mining — 0.1%
106,000	B2Gold Corp., 2.750%, 2/01/2030(a)	147,287
	Midstream — 0.1%
95,000	UGI Corp., 5.000%, 6/01/2028	127,119
	Pharmaceuticals — 0.2%
57,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	68,041
102,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	112,077
103,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(a)	125,186
107,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	182,970
78,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	70,788
		559,062
	Restaurants — 0.0%
51,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	64,898

Principal Amount	Description	Value (†)

	Retail REITs — 0.0%
$66,000	Federal Realty OP LP, 3.250%, 1/15/2029(a)	$72,666
	Retailers — 0.2%
114,000	Burlington Stores, Inc., 1.250%, 12/15/2027	181,431
137,000	Etsy, Inc., 1.000%, 6/15/2030	158,810
46,000	Freshpet, Inc., 3.000%, 4/01/2028	53,360
		393,601
	Technology — 0.9%
139,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(a)	165,660
154,000	Ciena Corp., Zero Coupon, 9/15/2031(a)	162,085
83,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	104,995
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030	166,195
105,000	Guidewire Software, Inc., 1.250%, 11/01/2029	100,800
43,000	InterDigital, Inc., 3.500%, 6/01/2027	157,315
29,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	133,763
102,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	117,404
70,000	MKS, Inc., 1.250%, 6/01/2030	206,050
83,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	153,297
127,000	Nutanix, Inc., 0.500%, 12/15/2029	124,892
102,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(a)	134,748
191,000	Rubrik, Inc., Zero Coupon, 6/15/2030	195,011
10,000	Seagate HDD Cayman, 3.500%, 6/01/2028	116,665
105,000	SiTime Corp., Zero Coupon, 6/15/2031	116,184
142,000	Snowflake, Inc., Zero Coupon, 10/01/2029	251,070
		2,406,134
	Total Convertible Bonds (Identified Cost $7,745,504)	6,844,689
	Total Bonds and Notes (Identified Cost $207,148,098)	201,445,184

Senior Loans — 8.0%
	Automotive — 0.0%
95,827	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(d)(e)	50
138,645	First Brands Group LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 7.114%, 10.764%, 3/30/2027(e)	72
93,401	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2027(d)(e)(g)	13,660
269,121	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2027(d)(e)(g)	89
		13,871
	Brokerage — 0.5%
1,216,313	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 12/01/2031(c)(g)	1,218,782
	Chemicals — 0.3%
698,138	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.008%, 3/16/2029(c)(g)	664,544
	Consumer Cyclical Services — 1.0%
1,588,348	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 8.413%, 10/31/2031(c)(g)	1,481,134
1,149,255	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.394%, 3/15/2030(c)	1,155,358
		2,636,492
	Healthcare — 1.3%
1,256,141	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(c)(g)	1,257,711
Principal Amount	Description	Value (†)

	Healthcare — continued
$630,729	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.482%, 12/12/2028(c)(g)	$624,945
64,158	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 3.500%, 12/30/2032(h)	64,252
1,253,679	U.S. Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD SOFR + 3.500%, 6.975%, 12/30/2032(c)(g)	1,255,510
		3,202,418
	Media Entertainment — 0.6%
878,769	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(c)(g)	878,690
635,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(i)	636,365
		1,515,055
	Metals & Mining — 0.3%
327,119	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 6.000%, 9.639%, 12/21/2029(c)(g)	312,480
572,458	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.667%, 12/21/2029(c)(g)	546,841
		859,321
	Paper — 0.8%
1,965,000	Mativ Holdings, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 4.500%, 8.144%, 4/04/2033(c)(g)	1,965,000
	Property & Casualty Insurance — 0.4%
329,531	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(c)(g)	318,205
82,323	Asurion LLC, 2023 Term Loan B11, 3 mo. USD SOFR + 4.250%, 8.013%, 8/19/2028(c)(g)	82,190
567,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.482%, 5/06/2032(c)(g)	548,941
		949,336
	Retailers — 0.4%
1,119,221	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 4/30/2031(c)(g)	1,113,860
	Supermarkets — 0.3%
876,120	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.141%, 12/13/2028(c)(g)	880,132
	Technology — 2.1%
238,590	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(h)	243,312
131,410	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(c)	134,010
685,283	Cyberswift U.S. Finco LLC, Term Loan B, 10/08/2032(i)	681,856
213,379	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(c)	194,069
830,000	Darktrace PLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 8.927%, 10/09/2032(c)(g)	752,013
1,973,000	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(c)(g)	1,792,688
290,678	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.579%, 4/28/2028(c)(g)	240,777

Principal Amount	Description	Value (†)

	Technology — continued
$363,208	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.982%, 10/26/2030(c)(g)	$261,419
1,125,000	Vantor Holdings, Inc., 1st Lien Term Loan, 6 mo. USD SOFR + 4.500%, 8.118%, 3/03/2033(c)(g)	1,127,812
		5,427,956
	Total Senior Loans (Identified Cost $21,318,344)	20,446,767

Equity-Linked Notes — 5.5%
262,837	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	270,386
273,495	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	283,618
268,379	Barclays Bank PLC, (Cheniere Energy, Inc.), 12.000%, 1/28/2027(a)	273,435
269,028	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	232,576
398,932	Barclays Bank PLC, (American Express Co.), 14.010%, 5/13/2027(a)	400,924
130,254	Barclays Bank PLC, (Cboe Global Markets, Inc.), 15.070%, 5/19/2027(a)	119,677
260,871	Barclays Bank PLC, (Amazon.com, Inc.), 15.250%, 3/25/2027(a)	268,077
267,078	Barclays Bank PLC, (Palo Alto Networks, Inc.), 15.350%, 2/11/2027(a)	282,322
400,546	Barclays Bank PLC, (Eli Lilly and Co.), 15.930%, 4/29/2027(a)	426,807
132,604	Barclays Bank PLC, (Dollar General Corp.), 16.150%, 3/11/2027(a)	108,881
396,417	Barclays Bank PLC, (Marriott International, Inc.), 17.180%, 11/25/2026(a)	400,861
383,224	Barclays Bank PLC, (Microsoft Corp.), 17.240%, 12/22/2026(a)	350,626
382,778	Barclays Bank PLC, (Trane Technologies PLC), 17.420%, 12/08/2026(a)	391,013
127,290	Barclays Bank PLC, (Meta Platforms, Inc.), 18.410%, 2/24/2027(a)	124,578
396,750	Barclays Bank PLC, (Arista Networks, Inc.), 21.330%, 3/04/2027(a)	409,400
103,689	Barclays Bank PLC, (NRG Energy, Inc.), 21.700%, 4/08/2027(a)	104,689
266,662	Barclays Bank PLC, (Palantir Technologies, Inc.), 22.720%, 4/22/2027(a)	243,922
397,585	Barclays Bank PLC, (Estee Lauder Cos., Inc.), 22.940%, 9/10/2026(a)	312,805
103,607	Barclays Bank PLC, (Reddit, Inc.), 28.660%, 6/17/2027(a)	101,338
118,362	Barclays Bank PLC, (AngloGold Ashanti PLC), 29.490%, 1/20/2027(a)	115,824
271,558	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	232,224
76,542	BNP Paribas Issuance BV, (Apple, Inc.), 11.910%, 4/20/2027(a)	77,304
263,767	BNP Paribas Issuance BV, (Walt Disney Co.), 12.410%, 1/21/2027(a)	236,525
262,061	BNP Paribas Issuance BV, (Eaton Corp. PLC), 13.580%, 1/14/2027(a)	270,680
267,006	BNP Paribas Issuance BV, (JP Morgan Chase & Co.), 14.280%, 10/29/2026(a)	272,362
129,246	BNP Paribas Issuance BV, (McKesson Corp.), 14.390%, 1/12/2027(a)	125,757
Principal Amount	Description	Value (†)

$129,277	BNP Paribas Issuance BV, (Ross Stores, Inc.), 15.140%, 2/09/2027(a)	$128,441
127,285	BNP Paribas Issuance BV, (Exxon Mobile Corp.), 17.240%, 12/30/2026(a)	121,573
76,444	BNP Paribas Issuance BV, (Estee Lauder Cos., Inc.), 19.800%, 5/17/2027(a)	76,444
266,996	BNP Paribas Issuance BV, (Southern Copper Corp.), 22.140%, 5/20/2027(a)	263,493
78,976	BNP Paribas Issuance BV, (Vistra Corp.), 27.080%, 12/29/2026(a)	76,616
126,093	BNP Paribas Issuance BV, Series EMTR, (Bristol-Myers Squibb Co.), 18.070%, 2/02/2027(a)	128,397
266,589	Citigroup Global Markets Holdings, Inc., (Home Depot, Inc.), 13.340%, 8/06/2026(a)	254,429
264,861	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 14.010%, 2/18/2027(a)	270,698
395,094	Citigroup Global Markets Holdings, Inc., (United Rentals, Inc.), 15.650%, 2/25/2027(a)	413,834
129,287	Citigroup Global Markets Holdings, Inc., (Archer-Daniels-Midland Co.), 16.120%, 3/23/2027(a)	124,425
264,373	Citigroup Global Markets Holdings, Inc., (Airbnb, Inc.), 16.190%, 5/06/2027(a)	261,817
130,794	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 16.360%, 1/26/2027(a)	136,678
128,502	Citigroup Global Markets Holdings, Inc., (The Kroger Co.), 16.860%, 12/15/2026(a)	120,538
380,610	Citigroup Global Markets Holdings, Inc., (Bank of America Corp.), 17.000%, 12/10/2026(a)	397,313
133,311	Citigroup Global Markets Holdings, Inc., (Ebay, Inc.), 17.290%, 9/17/2026(a)	137,517
265,483	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 17.870%, 10/15/2026(a)	266,929
264,872	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	257,328
271,387	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	245,990
214,119	Citigroup Global Markets Holdings, Inc., (AngloGold Ashanti PLC), 24.180%, 2/04/2027(a)	192,487
214,811	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	134,865
398,623	Citigroup Global Markets Holdings, Inc., (Dollar Tree, Inc.), 25.610%, 9/24/2026(a)	393,906
410,857	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	438,028
266,077	JPMorgan Chase Bank NA, (McDonald’s Corp.), 11.820%, 10/22/2026(a)	238,178
262,285	JPMorgan Chase Bank NA, (Visa, Inc.), 13.440%, 10/01/2026(a)	276,508
403,138	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	244,527
267,137	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	268,884
127,260	Morgan Stanley Finance LLC, Series DMSJ, (AutoZone, Inc.), 15.000%, 3/16/2027(a)	129,643
102,258	Morgan Stanley Finance LLC, Series DMSK, (ResMed, Inc.), 14.600%, 6/30/2027(a)	102,499
129,721	Nomura America Finance LLC, (JP Morgan Chase & Co.), 12.230%, 4/26/2027(a)	133,281
127,776	Nomura America Finance LLC, (Allstate Corp.), 14.500%, 1/12/2027(a)	131,210
413,383	Nomura America Finance LLC, (Meta Platforms, Inc.), 15.200%, 4/15/2027(a)	388,369
127,963	Nomura America Finance LLC, (Johnson Controls International PLC), 15.320%, 4/13/2027(a)	129,472

Principal Amount	Description	Value (†)

$128,310	Nomura America Finance LLC, (Netflix, Inc.), 18.800%, 11/12/2026(a)	$117,119
212,119	Nomura America Finance LLC, (ServiceNow, Inc.), 20.200%, 3/18/2027(a)	179,313
77,022	Nomura America Finance LLC, (Palantir Technologies, Inc.), 26.350%, 1/19/2027(a)	77,022
76,700	Nomura America Finance LLC, (Hewlett Packard Enterprise Co.), 26.500%, 7/13/2027(a)	77,277
403,494	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	305,905
	Total Equity-Linked Notes (Identified Cost $14,673,855)	14,077,564

Shares
Common Stocks— 1.9%
	Aerospace & Defense — 0.1%
275	General Electric Co.	102,776
298	Howmet Aerospace, Inc.	80,120
		182,896
	Air Freight & Logistics — 0.0%
402	United Parcel Service, Inc., Class B	43,215
	Banks — 0.1%
665	Citigroup, Inc.	93,073
570	PNC Financial Services Group, Inc.	140,346
2,435	U.S. Bancorp	147,074
		380,493
	Biotechnology — 0.3%
439	AbbVie, Inc.	110,470
10,172	BioMarin Pharmaceutical, Inc.(f)	582,042
644	Gilead Sciences, Inc.	81,363
		773,875
	Capital Markets — 0.1%
199	CME Group, Inc.	43,945
202	Moody's Corp.	91,490
716	Morgan Stanley	149,673
		285,108
	Chemicals — 0.0%
1,262	Corteva, Inc.	106,879
	Consumer Staples Distribution & Retail — 0.0%
99	Costco Wholesale Corp.	92,612
	Containers & Packaging — 0.0%
99	Packaging Corp. of America	23,590
	Diversified Telecommunication Services — 0.0%
3,472	Comcast Corp., Class A	85,238
	Electric Utilities — 0.1%
835	Duke Energy Corp.	105,694
546	NRG Energy, Inc.	79,749
		185,443
	Electrical Equipment — 0.0%
572	Emerson Electric Co.	81,882
	Electronic Equipment, Instruments & Components — 0.0%
615	Amphenol Corp., Class A	108,437
	Financial Services — 0.1%
256	Mastercard, Inc., Class A	131,482
Shares	Description	Value (†)
	Health Care Providers & Services — 0.0%
119	Cencora, Inc.	$33,674
64	Elevance Health, Inc.	24,751
106	UnitedHealth Group, Inc.	44,057
		102,482
	Hotels, Restaurants & Leisure — 0.1%
614	Booking Holdings, Inc.	109,439
477	Royal Caribbean Cruises Ltd.	151,462
		260,901
	Household Durables — 0.0%
373	Garmin Ltd.	88,602
	Household Products — 0.1%
1,200	Colgate-Palmolive Co.	110,016
556	Kimberly-Clark Corp.	61,032
374	Procter & Gamble Co.	54,843
		225,891
	Interactive Media & Services — 0.1%
422	Alphabet, Inc., Class A	150,810
	Metals & Mining — 0.0%
2,578	Kinross Gold Corp.	60,892
	Oil, Gas & Consumable Fuels — 0.1%
825	Exxon Mobil Corp.	112,794
550	Williams Cos., Inc.	40,887
		153,681
	Pharmaceuticals — 0.1%
2,468	Bristol-Myers Squibb Co.	142,206
814	Merck & Co., Inc.	104,599
		246,805
	Real Estate Management & Development — 0.0%
206,914	Kaisa Group Holdings Ltd.(f)	1,240
37,187	Sunac China Holdings Ltd.(f)	2,954
		4,194
	Retail REITs — 0.1%
623	Simon Property Group, Inc.	139,334
	Semiconductors & Semiconductor Equipment — 0.2%
59	ASML Holding NV	117,377
389	Broadcom, Inc.	146,945
364	Lam Research Corp.	157,732
239	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	114,139
		536,193
	Software — 0.1%
348	Microsoft Corp.	129,811
420	Salesforce, Inc.	65,797
363	SAP SE, ADR	55,942
		251,550
	Specialty Retail — 0.1%
937	TJX Cos., Inc.	141,955

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.1%
511	Apple, Inc.	$147,863
	Total Common Stocks (Identified Cost $4,748,468)	4,992,303

Preferred Stocks — 0.6%

Convertible Preferred Stocks — 0.4%
	Aerospace & Defense — 0.1%
2,700	Boeing Co., 6.000%	181,710
	Chemicals — 0.0%
2,150	Albemarle Corp., 7.250%	119,002
	Electric — 0.0%
4,188	PG&E Corp., Series A, 6.000%	173,258
	Technology — 0.3%
5,902	Alphabet, Inc., Series A, 6.250%	300,353
6,852	Alphabet, Inc., Series B, 6.250%	344,655
1,800	Oracle Corp., Series D, 6.500%	80,910
		725,918
	Total Convertible Preferred Stocks (Identified Cost $1,225,373)	1,199,888

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.2%
21,265	Hovnanian Enterprises, Inc., 7.625% (Identified Cost $32,215)	440,611
	Total Preferred Stocks (Identified Cost $1,257,588)	1,640,499

Other Investments — 0.0%
	Professional Services — 0.0%
1,146,248	CFLD Cayman Trust Units(j) (Identified Cost $5,528)	5,912

Principal Amount	Description	Value (†)
Short-Term Investments — 5.4%
$5,093,341	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $5,093,645 on 7/01/2026 collateralized by $5,169,400 U.S. Treasury Note, 3.500% due 1/31/2028 valued at $5,195,396 including accrued interest(k)	$5,093,341
525,000	U.S. Treasury Bills, 3.607%, 7/02/2026(l)	524,948
6,901,000	U.S. Treasury Bills, 3.632%–3.655%, 9/10/2026(l)(m)	6,851,390
1,295,000	U.S. Treasury Bills, 3.640%, 10/01/2026(l)(n)	1,282,639
	Total Short-Term Investments (Identified Cost $13,752,688)	13,752,318
	Total Investments — 99.8% (Identified Cost $262,904,569)	256,360,547
	Other assets less liabilities — 0.2%	572,367
	Net Assets — 100.0%	$256,932,914

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$174,142,324 or 67.8% of net assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(h)	Unfunded, or partially unfunded, commitment.
(i)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Level 3 security. Value has been determined using significant unobservable inputs.
(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	135	$27,838,604	$27,827,930	$(10,674)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	132	14,086,813	14,130,187	43,374
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	20	2,218,461	2,249,375	30,914
Total					$63,614

At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/21/2026	16	$1,761,743	$1,816,000	$(54,257)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	3	337,473	348,469	(10,996)
Total					$(65,253)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$201,445,184	$ —	$201,445,184
Senior Loans(a)	—	20,446,767	—	20,446,767
Equity-Linked Notes	—	14,077,564	—	14,077,564
Common Stocks
Real Estate Management & Development	1,240	2,954	—	4,194
All Other Common Stocks(a)	4,988,109	—	—	4,988,109
Total Common Stocks	4,989,349	2,954	—	4,992,303
Preferred Stocks(a)	1,640,499	—	—	1,640,499
Other Investments
Professional Services	—	—	5,912	5,912
Short-Term Investments	—	13,752,318	—	13,752,318
Total Investments	6,629,848	249,724,787	5,912	256,360,547
Futures Contracts (unrealized appreciation)	74,288	—	—	74,288
Total	$6,704,136	$249,724,787	$5,912	$256,434,835

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(75,927)	$ —	$ —	$(75,927)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or June 30, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Other Investments
Professional Services	$5,636	$ —	$ —	$276	$ —	$ —	$ —	$ —	$5,912	$276